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BISYS Fund Services
60 State Street, Suite 1300
Boston, Massachusetts 02109
Telephone (800) 221.7930


                                                     January 4, 2002

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

         RE:      The Saratoga Advantage Trust
                  File Nos. 033-79708/811-08542
                  Rule 497(j) Filing

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Statement of Additional Information dated January 1, 2002 that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 10 to the Registration Statement of The Saratoga Advantage Trust which was filed electronically via EDGAR with the Securities and Exchange Commission (Accession No. 0000912057-01-544943) on December 31, 2001.

         Please call the undersigned at (617) 557-3414 if you have any questions with respect to this certification.

         Kindly return an electronic transmittal as evidence of your receipt of this certification.

                                   Sincerely,


                                     /s/ Karen Jacoppo-Wood
                                     ----------------------
                                     Counsel


cc:      S. Strauss, Esq.
         B. Ventimiglia